[Chapman and Cutler LLP]

February 19, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                       Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 23 and under the Investment Company Act of 1940, as amended, Amendment No. 25 to the Registrant’s registration statement on Form N-1A (the “Amendment”).  The Amendment relates to the Elkhorn S&P GSCI Dynamic Roll Commodity ETF, a series of the Registrant.  This Amendment is being filed pursuant to Rule 485(b) of the Securities Act and will become effective on March 18, 2016.

If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp By: /s/ Walter L. Draney Walter L. Draney

Enclosures